Expenses by Nature - Schedule of Expenses by Nature (Details)	12 Months Ended
	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2022 MYR (RM)
Employee benefit expenses
– Director fee	RM 678,306	$ 151,733	RM 536,770	RM 521,099
– Staff costs	2,704,655	605,014	4,086,584	2,303,959
– Employer Contribution to Defined Contribution Plan	277,719	62,124	465,845	257,744
– Employer Contribution to Insurance Scheme	16,434	3,677	24,522	10,689
Depreciation of plant and equipment	1,687,992	377,593	1,639,079	1,260,586
Amortization of ROU	55,256	12,360	102,379	164,345
Provision for expected credit loss			90,205	48,523
Provision for warranty	RM 202,929	$ 45,394	RM 459,420	RM 92,680